INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 2,296	$ 3,244
Accounts receivable	3,069	2,876
Prepayments and other current assets	8,463	6,298
Cryptocurrency assets	16,692	7,625
Current assets of discontinued operations		13,813
Total current assets	30,520	33,856
Non-current assets:
Property and equipment, net	17,592	22,833
Intangible assets, net	1,417	2,033
Deposits	2,282	2,466
Long-term investments	4,198	4,173
Right-of-use assets	3,435	4,273
Long-term prepayments and other non-current assets	3,834	2,962
Total non-current assets	32,758	38,740
TOTAL ASSETS	63,278	72,596
Current liabilities:
Accounts payable	409	821
Accrued payroll and welfare payable	340	410
Accrued expenses and other current liabilities	13,201	14,333
Operating lease liabilities - current	1,593	1,681
Income tax payable	73	76
Current liabilities of discontinued operations		27,605
Total current liabilities	15,616	44,926
Non-current liabilities:
Operating lease liabilities - non-current	1,779	2,538
Total non-current liabilities	1,779	2,538
TOTAL LIABILITIES	17,395	47,464
Shareholders' equity:
Additional paid-in capital	622,860	621,837
Treasury shares	(21,604)	(21,604)
Accumulated deficit and statutory reserve	(551,038)	(570,879)
Accumulated other comprehensive loss	(4,391)	(4,276)
Total shareholders' equity	45,883	25,132
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	63,278	72,596
Class A ordinary shares
Shareholders' equity:
Ordinary shares	56	54
Class B ordinary shares
Shareholders' equity:
Ordinary shares	0	0
Class A preference shares
Shareholders' equity:
Preference shares	$ 0	$ 0